Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
July 31, 2026
FFH-NPRT1-0926
1.819942.121
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (c)(d)(l)	125,000	125,054
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (c)(d)(l)	150,000	150,090
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		275,144
TOTAL ASSET-BACKED SECURITIES (Cost $274,999)		275,144

Bank Loan Obligations - 7.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (b)(c)(d)	124,509	126,559
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(d)	199,500	193,265
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(d)	587,838	570,415

TOTAL SWITZERLAND		763,680
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(d)	95,000	95,267
UNITED STATES - 6.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 10/6/2032 (b)(c)(d)	281,251	281,251
Entertainment - 0.1%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(e)	175,000	175,898
Media - 0.1%
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/3/2033 (b)(c)(d)	152,019	152,115
TOTAL COMMUNICATION SERVICES		609,264
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/28/2032 (b)(c)(d)	189,050	189,286
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/23/2032 (b)(c)(d)	94,158	94,494
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1696% 8/19/2030 (b)(c)(d)	194,513	193,540
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/6/2030 (b)(c)(d)	573,704	552,477
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/29/2029 (b)(c)(d)	648,125	648,100
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (b)(c)(d)	439,816	421,563
		1,622,140
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (b)(c)(d)	212,292	169,127
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7244% 6/6/2031 (b)(c)(d)	98,992	83,648
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/30/2031 (b)(c)(d)	130,684	130,961
		383,736
TOTAL CONSUMER DISCRETIONARY		2,483,196
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (b)(c)(d)	213,238	200,976
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(g)	672,350	400,606
Financials - 1.0%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (b)(c)(d)	64,350	64,027
Financial Services - 0.6%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 7/31/2031 (b)(c)(d)	295,509	286,039
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 7/31/2031 (b)(c)(d)	173,937	169,903
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(f)	118,750	120,828
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(d)	431,061	432,484
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (b)(c)(d)(e)	50,000	50,146
		1,059,400
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 11/6/2030 (b)(c)(d)	169,925	155,226
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/19/2031 (b)(c)(d)	193,351	192,495
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(d)	474,107	443,684
		791,405
TOTAL FINANCIALS		1,914,832
Health Care - 0.3%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (b)(c)(d)(f)	149,568	21,672
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (b)(c)(d)	510,958	495,165
TOTAL HEALTH CARE		516,837
Industrials - 1.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/13/2033 (b)(c)(d)	54,863	54,915
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 3/18/2030 (b)(c)(d)(e)	100,000	100,111
Commercial Services & Supplies - 0.4%
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (b)(c)(d)	569,896	420,299
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (b)(c)(d)	98,019	100,607
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(d)	155,000	153,978
		674,884
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (b)(c)(d)	388,088	386,974
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4809% 9/12/2032 (b)(c)(d)	24,875	24,947
Passenger Airlines - 0.4%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (b)(c)(d)	625,000	620,050
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (b)(c)(d)	195,000	195,123
		815,173
TOTAL INDUSTRIALS		2,057,004
Information Technology - 0.9%
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (b)(c)(d)	220,243	208,350
Software - 0.8%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 12/11/2028 (b)(c)(d)	291,242	287,738
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.8107% 11/15/2031 (b)(c)(d)(h)	195,000	194,513
CoreWeave Financing DDTL V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 9/30/2031 (b)(c)(d)(e)	20,000	20,024
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (b)(c)(d)	942,118	925,047
		1,427,322
TOTAL INFORMATION TECHNOLOGY		1,635,672
Materials - 1.3%
Chemicals - 1.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 10/15/2032 (b)(c)(d)	268,650	267,559
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(d)	360,008	341,896
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7244% 3/15/2029 (b)(c)(d)	380,267	373,058
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (b)(c)(d)	330,000	330,274
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 4/4/2033 (b)(c)(d)	300,000	299,625
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2316% 9/30/2031 (b)(c)(d)	327,632	250,756
		1,863,168
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (b)(c)(d)	670,000	653,585
TOTAL MATERIALS		2,516,753
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4898% 4/16/2031 (b)(c)(d)	24,747	24,719
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (b)(c)(d)	94,507	95,216
TOTAL UTILITIES		119,935
TOTAL UNITED STATES		12,455,075
TOTAL BANK LOAN OBLIGATIONS (Cost $13,826,148)		13,440,581

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(i)	20,400	0
Cano Health LLC warrants 6/28/2029 (f)(i)	627	0

TOTAL UNITED STATES		0
TOTAL COMMON STOCKS (Cost $402,107)		0

Non-Convertible Corporate Bonds - 84.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (l)	93,000	87,649
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (l)	385,000	381,715
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (l)	75,000	75,790
Mineral Resources Ltd 6% 5/1/2032 (l)	85,000	83,142
Mineral Resources Ltd 6.25% 5/1/2034 (l)	95,000	92,390

TOTAL AUSTRALIA		720,686
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp 6.5% 2/15/2030 (l)	480,000	479,928
CANADA - 2.2%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.4%
TELUS Corp 6.375% 6/9/2056 (d)	235,000	231,991
TELUS Corp 6.625% 10/15/2055 (d)	155,000	154,496
TELUS Corp 6.625% 6/9/2056 (d)	155,000	151,383
TELUS Corp 7% 10/15/2055 (d)	230,000	231,841
		769,711
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 6.875% 7/31/2056 (d)	670,000	670,273
TOTAL COMMUNICATION SERVICES		1,439,984
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (l)	635,000	596,647
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (l)	1,010,000	1,020,530
TOTAL CONSUMER DISCRETIONARY		1,617,177
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	72,000	75,978
TransCanada PipeLines Ltd 6.125% 10/17/2056 (d)	300,000	299,776
TOTAL ENERGY		375,754
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.25% 12/15/2029	95,000	94,166
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (l)	225,000	225,505
TOTAL MATERIALS		319,671
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034	195,000	190,094
TransAlta Corp 6.5% 3/15/2040	200,000	192,500
TOTAL UTILITIES		382,594
TOTAL CANADA		4,135,180
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (l)	434,909	407,992
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (l)	115,000	119,285

TOTAL COLOMBIA		527,277
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (l)	150,000	150,797
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (l)	55,000	55,503
FRANCE - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.875% 7/15/2032 (l)	220,000	213,576
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (l)	294,000	306,983
TOTAL FRANCE		520,559
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (k)(l)	260,000	258,016
ZF North America Capital Inc 6.875% 4/23/2032 (k)(l)	205,000	201,406

TOTAL GERMANY		459,422
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (l)	205,000	201,702
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (l)	555,000	563,838
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (l)	145,000	133,592
Millicom International Cellular SA 5.125% 1/15/2028 (l)	360,000	356,400

TOTAL GUATEMALA		489,992
IRELAND - 0.9%
Financials - 0.8%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	570,000	572,815
Financial Services - 0.5%
GGAM Finance Ltd 5.875% 3/15/2030 (l)	300,000	298,125
GGAM Finance Ltd 6.875% 4/15/2029 (l)	260,000	264,226
GGAM Finance Ltd 8% 2/15/2027 (l)	305,000	304,646
		866,997
TOTAL FINANCIALS		1,439,812
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (l)	195,000	186,081
TOTAL IRELAND		1,625,893
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	300,000	303,737
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (l)	90,000	95,035
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (l)	255,000	209,101
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA 8.5% 1/15/2030 (l)	440,000	460,257
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Sable International Finance Ltd 7.125% 10/15/2032 (l)	525,000	517,579
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (l)	230,000	232,979
TOTAL PANAMA		750,558
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (l)	95,000	96,091
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (l)	105,000	107,390

TOTAL TANZANIA		203,481
UNITED KINGDOM - 1.0%
Communication Services - 0.2%
Media - 0.2%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (l)	490,000	439,902
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (l)	200,000	199,111
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (l)	300,000	299,906
TOTAL CONSUMER DISCRETIONARY		499,017
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (l)	770,000	759,239
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (l)	280,000	284,508
TOTAL UTILITIES		1,043,747
TOTAL UNITED KINGDOM		1,982,666
UNITED STATES - 76.8%
Communication Services - 8.9%
Diversified Telecommunication Services - 5.5%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (l)	300,000	293,253
APLD ComputeCo 3 LLC 7% 6/15/2031 (l)	525,000	512,019
APLD ComputeCo LLC 9.25% 12/15/2030 (k)(l)	945,000	1,004,304
Black Pearl Compute LLC 6.125% 2/15/2031 (l)	76,000	75,873
Cipher Compute LLC 7.125% 11/15/2030 (k)(l)	170,000	173,402
Core Scientific Finance I LLC 7.75% 5/15/2031 (l)	1,165,000	1,140,797
Edged Compute LLC 7.5% 4/30/2031 (l)	795,000	753,577
ELK Grove Village Property LLC 7.5% 6/15/2031 (l)	65,000	62,611
Flash Compute LLC 7.25% 12/31/2030 (l)	470,000	474,617
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (l)	915,000	917,489
Level 3 Financing Inc 6.875% 6/30/2033 (l)	565,000	571,751
Level 3 Financing Inc 7% 3/31/2034 (l)	50,000	50,861
Meridian Arc Holdco LLC 6.25% 4/30/2031 (l)	620,000	595,716
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (l)	1,295,000	1,219,398
Space Exploration Technologies Corp 5.65% 7/15/2033 (l)	219,000	209,808
Space Exploration Technologies Corp 5.875% 7/15/2036 (l)	390,000	364,293
Stingray Compute LLC 6% 6/15/2031 (k)(l)	95,000	92,680
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (l)	585,000	543,228
WULF Compute LLC 7.75% 10/15/2030 (k)(l)	755,000	784,420
Yondr JK 1 LLC 6.875% 6/30/2031 (k)(l)	555,000	528,589
		10,368,686
Entertainment - 0.4%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (l)	330,000	341,937
ROBLOX Corp 3.875% 5/1/2030 (k)(l)	405,000	377,138
		719,075
Interactive Media & Services - 0.2%
Snap Inc 6.875% 3/15/2034 (l)	235,000	227,642
Sopaipilla Investor LLC 7.534% 11/30/2048 (l)	300,000	310,945
		538,587
Media - 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (l)	405,000	358,477
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (k)	655,000	564,863
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (k)(l)	605,000	552,003
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (l)	965,000	952,687
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (l)	248,000	247,486
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)(l)	480,000	459,999
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (k)(l)	260,000	247,179
Discovery Global Holdings Inc 5.05% 3/15/2042	530,000	363,050
Nexstar Media Inc 6.5% 9/15/2033 (l)	540,000	537,233
Nexstar Media Inc 7.25% 4/15/2034 (l)	55,000	55,123
Paramount Global 6.875% 4/30/2036 (k)	235,000	214,798
Sirius XM Radio LLC 4% 7/15/2028 (l)	390,000	379,348
Sirius XM Radio LLC 5.5% 7/1/2029 (l)	185,000	184,156
Univision Communications Inc 8.875% 4/15/2033 (l)	155,000	150,075
		5,266,477
TOTAL COMMUNICATION SERVICES		16,892,825
Consumer Discretionary - 10.3%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (l)	145,000	144,226
American Axle & Manufacturing Inc 7.75% 10/15/2033 (k)(l)	275,000	270,799
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (l)	485,000	480,699
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (l)	295,000	290,631
Dorman Products Inc 6.25% 6/15/2034 (l)	50,000	50,142
Patrick Industries Inc 6.375% 11/1/2032 (l)	385,000	379,654
		1,616,151
Automobiles - 0.3%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (l)	30,000	27,855
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (l)	55,000	53,488
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (l)	295,000	288,099
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (l)	260,000	261,052
Thor Industries Inc 4% 10/15/2029 (l)	195,000	183,799
		814,293
Broadline Retail - 0.8%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (l)	145,000	150,885
Match Group Holdings II LLC 3.625% 10/1/2031 (l)	190,000	169,641
Match Group Holdings II LLC 4.125% 8/1/2030 (k)(l)	265,000	247,943
Wayfair LLC 6.75% 11/15/2032 (k)(l)	120,000	122,161
Wayfair LLC 7.125% 5/31/2034 (k)(l)	70,000	71,910
Wayfair LLC 7.25% 10/31/2029 (l)	190,000	195,659
Wayfair LLC 7.75% 9/15/2030 (l)	570,000	597,302
		1,555,501
Diversified Consumer Services - 0.9%
Service Corp International/US 4% 5/15/2031	515,000	481,494
Service Corp International/US 5.125% 6/1/2029	385,000	381,468
Service Corp International/US 5.75% 10/15/2032 (k)	285,000	282,669
TKC Holdings Inc 12% 2/15/2031 (l)	95,000	99,850
TKC Holdings Inc 8.5% 8/15/2030 (l)	375,000	383,343
		1,628,824
Hotels, Restaurants & Leisure - 5.4%
Acushnet Co 5.625% 12/1/2033 (l)	125,000	122,561
Caesars Entertainment Inc 6.5% 2/15/2032 (l)	140,000	133,780
Carnival Corp Ltd 5.75% 3/15/2030 (l)	195,000	195,359
Carnival Corp Ltd 5.75% 8/1/2032 (l)	135,000	133,756
Carnival Corp Ltd 5.875% 6/15/2031 (l)	475,000	475,379
Carnival Corp Ltd 6.125% 2/15/2033 (l)	410,000	410,020
Carnival Corp Ltd 7% 8/15/2029 (l)	425,000	439,919
Churchill Downs Inc 5.75% 4/1/2030 (k)(l)	385,000	383,861
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (l)	105,000	102,093
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (l)	475,000	466,457
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (l)	1,105,000	999,860
Hilton Domestic Operating Co Inc 4% 5/1/2031 (l)	815,000	764,799
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (l)	160,000	156,736
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (l)	330,000	326,963
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (l)	230,000	227,906
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (k)(l)	200,000	193,932
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (l)	420,000	420,964
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	380,000	379,876
Life Time Inc 6% 11/15/2031 (l)	435,000	438,706
Royal Caribbean Cruises Ltd 6% 2/1/2033 (l)	470,000	473,811
Viking Cruises Ltd 5.875% 10/15/2033 (l)	480,000	475,289
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (k)(l)	525,000	514,025
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (l)	285,000	284,876
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (l)	75,000	74,221
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (k)(l)	205,000	203,205
Yum! Brands Inc 3.625% 3/15/2031	1,660,000	1,531,877
		10,330,231
Household Durables - 1.1%
Century Communities Inc 3.875% 8/15/2029 (l)	105,000	99,573
Century Communities Inc 6.625% 9/15/2033 (l)	190,000	190,624
LGI Homes Inc 4% 7/15/2029 (l)	45,000	41,585
LGI Homes Inc 7% 11/15/2032 (k)(l)	490,000	477,619
Somnigroup International Inc 3.875% 10/15/2031 (l)	575,000	524,161
Whirlpool Corp 6.125% 6/15/2030	105,000	95,412
Whirlpool Corp 6.5% 6/15/2033 (k)	340,000	288,098
Whirlpool Corp 7.5% 7/1/2031 (l)	100,000	99,376
Whirlpool Corp 7.875% 7/1/2034 (l)	250,000	236,350
		2,052,798
Specialty Retail - 0.9%
Asbury Automotive Group Inc 4.625% 11/15/2029 (l)	200,000	193,967
Asbury Automotive Group Inc 5% 2/15/2032 (l)	205,000	195,322
Bath & Body Works Inc 6.625% 10/1/2030 (l)	330,000	335,335
Bath & Body Works Inc 6.875% 11/1/2035 (k)	190,000	192,113
Group 1 Automotive Inc 6.375% 1/15/2030 (l)	565,000	567,602
LBM Acquisition LLC 9.5% 6/15/2031 (l)	170,000	142,315
		1,626,654
TOTAL CONSUMER DISCRETIONARY		19,624,452
Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (l)	910,000	856,440
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (l)	100,000	95,455
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (l)	60,000	57,652
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (k)(l)	135,000	125,515
Albertsons Cos Inc 5.625% 3/31/2032 (l)	135,000	128,412
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (l)	70,000	71,172
Performance Food Group Inc 4.25% 8/1/2029 (l)	390,000	377,045
Performance Food Group Inc 5.625% 3/1/2034 (l)	225,000	218,249
Performance Food Group Inc 6.125% 9/15/2032 (k)(l)	560,000	561,582
US Foods Inc 4.625% 6/1/2030 (l)	180,000	174,892
US Foods Inc 5.75% 4/15/2033 (k)(l)	750,000	742,065
US Foods Inc 7.25% 1/15/2032 (k)(l)	210,000	216,981
		3,625,460
Food Products - 1.3%
Darling Ingredients Inc 5.25% 4/15/2027 (l)	190,000	189,969
Darling Ingredients Inc 6% 6/15/2030 (l)	380,000	381,704
Fiesta Purchaser Inc 7.875% 3/1/2031 (k)(l)	195,000	195,075
Fiesta Purchaser Inc 9.625% 9/15/2032 (l)	335,000	313,873
Lamb Weston Holdings Inc 4.375% 1/31/2032 (l)	630,000	590,484
Pilgrim's Pride Corp 3.5% 3/1/2032	485,000	436,461
Pilgrim's Pride Corp 4.25% 4/15/2031	200,000	190,162
Post Holdings Inc 6.375% 3/1/2033 (k)(l)	205,000	201,885
		2,499,613
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (l)	365,000	360,802
TOTAL CONSUMER STAPLES		6,485,875
Energy - 11.5%
Energy Equipment & Services - 1.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (l)	470,000	476,730
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (l)	195,000	190,839
Kodiak Gas Services LLC 5.875% 4/1/2031 (l)	175,000	173,033
Kodiak Gas Services LLC 6.5% 10/1/2033 (l)	155,000	154,799
Kodiak Gas Services LLC 6.75% 10/1/2035 (l)	230,000	231,748
SESI LLC 7.875% 9/30/2030 (l)	195,000	197,306
Transocean International Ltd 7.875% 10/15/2032 (l)	35,000	36,455
Transocean International Ltd 8.25% 5/15/2029 (l)	400,000	412,464
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (l)	215,000	211,580
Valaris Ltd 8.375% 4/30/2030 (l)	145,000	150,118
WBI Operating LLC 6.25% 10/15/2030 (l)	250,000	249,955
WBI Operating LLC 6.5% 10/15/2033 (k)(l)	250,000	249,555
		2,734,582
Oil, Gas & Consumable Fuels - 10.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (l)	250,000	245,551
California Resources Corp 7% 1/15/2034 (l)	190,000	186,092
California Resources Corp 7.25% 1/15/2035 (l)	195,000	192,675
Cheniere Energy Inc 5.2% 7/30/2036 (l)	390,000	377,253
CNX Midstream Partners LP 4.75% 4/15/2030 (l)	330,000	316,329
CNX Resources Corp 5.875% 3/1/2034 (l)	210,000	203,457
CNX Resources Corp 7.25% 3/1/2032 (k)(l)	385,000	395,931
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (l)	250,000	243,410
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (k)(l)	550,000	576,421
CVR Energy Inc 7.5% 2/15/2031 (l)	585,000	592,647
DBR Land Holdings LLC 6.25% 12/1/2030 (l)	225,000	226,933
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (l)	150,000	153,398
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (l)	291,000	302,010
Energy Transfer LP 6.5% 2/15/2056 (d)	340,000	340,038
Energy Transfer LP 6.55% 1/15/2057 (d)	290,000	286,319
Energy Transfer LP 6.7% 1/15/2057 (d)	135,000	133,004
Energy Transfer LP 6.75% 2/15/2056 (d)	100,000	100,310
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	110,000	110,564
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (l)	70,000	70,887
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (k)(l)	130,000	135,522
Harvest Midstream I LP 6.75% 5/15/2034 (l)	230,000	230,915
Harvest Midstream I LP 7.5% 5/15/2032 (l)	555,000	569,034
Hess Midstream Operations LP 5.125% 6/15/2028 (l)	765,000	761,881
Hess Midstream Operations LP 5.5% 10/15/2030 (l)	475,000	473,312
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (l)	295,000	287,566
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (l)	75,000	75,222
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (l)	95,000	99,671
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (l)	215,000	217,398
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (l)	255,000	254,860
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (l)	275,000	284,258
Kinetik Holdings LP 5.875% 6/15/2030 (l)	270,000	270,299
Kinetik Holdings LP 6.625% 12/15/2028 (l)	445,000	452,367
Matador Resources Co 6% 4/15/2034 (l)	100,000	96,718
Matador Resources Co 6.25% 4/15/2033 (k)(l)	330,000	324,715
Matador Resources Co 6.5% 4/15/2032 (k)(l)	345,000	344,355
Murphy Oil USA Inc 3.75% 2/15/2031 (l)	525,000	488,210
Murphy Oil USA Inc 5.875% 6/1/2034 (l)	275,000	272,468
Northern Oil & Gas Inc 7.875% 10/15/2033 (l)	365,000	365,262
Northern Oil & Gas Inc 8.75% 6/15/2031 (k)(l)	280,000	288,568
Par Petroleum LLC 7.375% 6/1/2034 (l)	220,000	227,647
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (l)	310,000	314,821
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (l)	280,000	290,590
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (k)(l)	515,000	551,760
Permian Resources Operating LLC 5.875% 7/1/2029 (l)	200,000	200,089
Rockies Express Pipeline LLC 6.75% 3/15/2033 (l)	165,000	167,754
Rockies Express Pipeline LLC 7.5% 7/15/2038 (l)	220,000	231,274
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	180,000	173,655
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	880,000	856,713
Sunoco LP 5.375% 7/15/2031 (l)	155,000	152,040
Sunoco LP 5.625% 3/15/2031 (l)	285,000	281,298
Sunoco LP 5.625% 7/15/2034 (l)	215,000	207,873
Sunoco LP 5.875% 3/15/2034 (l)	95,000	92,981
Sunoco LP 6.625% 8/15/2032 (k)(l)	510,000	514,850
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (l)	305,000	302,821
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (l)	155,000	155,963
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (k)(l)	110,000	96,492
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (k)(l)	180,000	177,898
Venture Global LNG Inc 6.625% 6/15/2036 (l)	195,000	191,112
Venture Global LNG Inc 7% 1/15/2030 (l)	210,000	213,341
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (l)	200,000	203,168
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (l)	375,000	386,948
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (l)	340,000	350,653
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (l)	235,000	245,974
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (l)	445,000	482,833
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (l)	435,000	482,090
		18,898,468
TOTAL ENERGY		21,633,050
Financials - 6.6%
Capital Markets - 1.3%
Bank of New York Mellon Corp/The 6.15% (d)(j)	290,000	287,525
FS KKR Capital Corp 7.5% 8/1/2031	195,000	195,331
Hightower Holding LLC 6.75% 4/15/2029 (l)	605,000	602,745
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (l)	210,000	203,747
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (l)	535,000	532,326
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (k)(l)	155,000	157,963
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (l)	310,000	299,706
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)(l)	95,000	93,306
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (l)	240,000	248,864
		2,621,513
Consumer Finance - 1.0%
Ford Motor Credit Co LLC 5.42% 4/9/2031	390,000	383,827
OneMain Finance Corp 3.5% 1/15/2027	605,000	600,261
OneMain Finance Corp 6.75% 3/15/2032	195,000	194,055
OneMain Finance Corp 6.75% 9/15/2033 (k)	230,000	226,293
OneMain Finance Corp 7.125% 11/15/2031	60,000	60,803
OneMain Finance Corp 7.125% 9/15/2032	55,000	55,576
OneMain Finance Corp 7.5% 5/15/2031	385,000	394,625
		1,915,440
Financial Services - 2.6%
Block Inc 3.5% 6/1/2031	225,000	205,140
Block Inc 5.625% 8/15/2030 (l)	180,000	179,079
Block Inc 6% 8/15/2033 (l)	140,000	138,836
Block Inc 6.5% 5/15/2032	625,000	631,440
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (l)	195,000	188,578
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (l)	190,000	181,304
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (l)	195,000	195,321
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	350,000	347,763
PennyMac Financial Services Inc 6.75% 2/15/2034 (l)	380,000	352,459
PennyMac Financial Services Inc 6.875% 5/15/2032 (l)	185,000	176,841
Rocket Cos Inc 6.125% 8/1/2030 (k)(l)	340,000	342,756
Rocket Cos Inc 6.125% 8/1/2031 (l)	195,000	195,889
Rocket Cos Inc 6.375% 8/1/2033 (k)(l)	360,000	362,140
Rocket Cos Inc 6.5% 8/1/2029 (l)	305,000	309,006
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (l)	195,000	195,276
UWM Holdings LLC 6.25% 3/15/2031 (l)	190,000	169,527
UWM Holdings LLC 6.625% 2/1/2030 (k)(l)	395,000	366,420
Walker & Dunlop Inc 6.625% 4/1/2033 (k)(l)	185,000	185,256
WEX Inc 6.5% 3/15/2033 (l)	250,000	248,403
		4,971,434
Insurance - 1.2%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (l)	95,000	87,286
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (l)	120,000	116,059
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (l)	80,000	76,477
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (l)	390,000	385,553
Athene Holding Ltd 6.875% 6/28/2055 (d)	530,000	500,616
CRC Insurance Group LLC 7.125% 6/1/2031 (l)	465,000	464,124
Ryan Specialty LLC 4.375% 2/1/2030 (k)(l)	300,000	289,663
Ryan Specialty LLC 5.875% 8/1/2032 (k)(l)	375,000	369,842
		2,289,620
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Starwood Property Trust Inc 5.25% 10/15/2028 (l)	230,000	227,951
Starwood Property Trust Inc 5.875% 8/15/2029 (l)	205,000	205,343
Starwood Property Trust Inc 6.125% 6/1/2031 (l)	65,000	64,845
Starwood Property Trust Inc 6.5% 7/1/2030 (k)(l)	370,000	375,785
		873,924
TOTAL FINANCIALS		12,671,931
Health Care - 6.8%
Health Care Equipment & Supplies - 1.0%
Avantor Funding Inc 3.875% 11/1/2029 (k)(l)	200,000	190,795
Avantor Funding Inc 4.625% 7/15/2028 (l)	485,000	478,338
Insulet Corp 6.5% 4/1/2033 (l)	185,000	187,429
Medline Borrower LP 3.875% 4/1/2029 (l)	340,000	328,881
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (l)	245,000	249,149
Teleflex Inc 4.25% 6/1/2028 (l)	390,000	382,011
Teleflex Inc 5.875% 1/15/2032 (l)	145,000	143,746
		1,960,349
Health Care Providers & Services - 4.2%
Centene Corp 3.375% 2/15/2030	490,000	453,196
Centene Corp 4.625% 12/15/2029	645,000	625,738
CVS Health Corp 6.75% 12/10/2054 (d)(k)	225,000	231,825
CVS Health Corp 7% 3/10/2055 (d)	660,000	679,565
DaVita Inc 4.625% 6/1/2030 (l)	365,000	351,836
DaVita Inc 6.75% 7/15/2033 (k)(l)	280,000	287,052
DaVita Inc 6.875% 9/1/2032 (l)	185,000	190,117
HealthEquity Inc 4.5% 10/1/2029 (l)	395,000	382,860
Humana Inc 6.625% 9/15/2056 (d)	830,000	816,696
Molina Healthcare Inc 3.875% 5/15/2032 (k)(l)	510,000	456,057
Molina Healthcare Inc 6.25% 1/15/2033 (l)	625,000	618,043
Molina Healthcare Inc 6.5% 2/15/2031 (l)	380,000	383,494
Tenet Healthcare Corp 4.625% 6/15/2028 (k)	1,355,000	1,341,491
Tenet Healthcare Corp 5.5% 11/15/2032 (l)	385,000	379,066
Tenet Healthcare Corp 6.125% 6/15/2030	465,000	467,400
US Acute Care Solutions LLC 9.75% 5/15/2029 (l)	335,000	312,233
		7,976,669
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (l)	480,000	479,410
IQVIA Inc 6.25% 6/1/2032 (l)	680,000	688,745
		1,168,155
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc 3.75% 3/15/2029 (l)	510,000	487,318
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (l)	580,000	592,904
Jazz Securities DAC 4.375% 1/15/2029 (l)	315,000	308,376
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (l)	80,000	78,729
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)(l)	350,000	346,416
		1,326,425
TOTAL HEALTH CARE		12,918,916
Industrials - 10.2%
Aerospace & Defense - 2.4%
ATI Inc 5.875% 6/15/2033	105,000	105,642
Axon Enterprise Inc 6.125% 3/15/2030 (l)	240,000	242,787
Axon Enterprise Inc 6.25% 3/15/2033 (l)	220,000	223,116
BWX Technologies Inc 4.125% 6/30/2028 (k)(l)	795,000	775,353
Carpenter Technology Corp 5.625% 3/1/2034 (l)	265,000	261,256
Moog Inc 5.5% 10/15/2034 (l)	95,000	91,905
TransDigm Inc 6% 1/15/2033 (l)	375,000	374,960
TransDigm Inc 6.125% 7/31/2034 (l)	100,000	98,877
TransDigm Inc 6.25% 1/31/2034 (l)	65,000	65,639
TransDigm Inc 6.375% 3/1/2029 (l)	255,000	258,068
TransDigm Inc 6.375% 5/31/2033 (l)	650,000	649,835
TransDigm Inc 6.75% 1/31/2034 (l)	325,000	330,289
TransDigm Inc 6.75% 8/15/2028 (l)	1,020,000	1,026,376
		4,504,103
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (l)	190,000	194,776
Building Products - 1.4%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (l)	200,000	193,661
Builders FirstSource Inc 4.25% 2/1/2032 (l)	790,000	718,891
Builders FirstSource Inc 6.75% 5/15/2035 (l)	325,000	321,769
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (k)(l)	470,000	477,707
JH North America Holdings Inc 6.125% 7/31/2032 (l)	190,000	190,147
Standard Building Solutions Inc 5.875% 3/15/2034 (k)(l)	95,000	91,215
Standard Building Solutions Inc 6.25% 8/1/2033 (k)(l)	190,000	187,924
Standard Building Solutions Inc 6.5% 8/15/2032 (l)	135,000	135,258
Standard Industries Inc/NY 4.375% 7/15/2030 (l)	300,000	283,226
		2,599,798
Commercial Services & Supplies - 1.9%
ADT Security Corp/The 4.125% 8/1/2029 (l)	100,000	95,787
Artera Services LLC 8.5% 2/15/2031 (l)	920,000	838,065
Clean Harbors Inc 5.125% 7/15/2029 (l)	135,000	133,343
Clean Harbors Inc 5.75% 10/15/2033 (l)	190,000	188,895
Clean Harbors Inc 6.375% 2/1/2031 (l)	330,000	333,385
CoreCivic Inc 8.25% 4/15/2029	270,000	280,309
GEO Group Inc/The 10.25% 4/15/2031	205,000	221,072
GEO Group Inc/The 8.625% 4/15/2029	270,000	281,473
Neptune Bidco US Inc 10.375% 5/15/2031 (l)	75,000	78,521
Neptune Bidco US Inc 9.29% 4/15/2029 (k)(l)	385,000	392,255
Neptune Bidco US Inc 9.5% 2/15/2033 (l)	155,000	157,894
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (l)	195,000	191,519
Waste Pro USA Inc 7% 2/1/2033 (l)	55,000	55,743
Williams Scotsman Inc 6.625% 4/15/2030 (k)(l)	365,000	373,210
		3,621,471
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (l)	570,000	566,747
Dycom Industries Inc 4.5% 4/15/2029 (l)	195,000	189,281
Granite Construction Inc 6.375% 6/15/2034 (l)	130,000	129,628
		885,656
Electrical Equipment - 0.4%
WESCO Distribution Inc 5.25% 4/15/2031 (l)	225,000	221,252
WESCO Distribution Inc 5.5% 4/15/2034 (l)	235,000	228,293
WESCO Distribution Inc 6.375% 3/15/2033 (l)	290,000	294,865
		744,410
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (l)	305,000	306,748
XPO Inc 6.25% 6/1/2028 (l)	325,000	327,434
XPO Inc 7.125% 2/1/2032 (k)(l)	180,000	185,577
		819,759
Machinery - 0.6%
Allison Transmission Inc 3.75% 1/30/2031 (l)	415,000	384,902
Allison Transmission Inc 5.875% 12/1/2033 (l)	190,000	187,210
Enpro Inc 6.125% 6/1/2033 (l)	285,000	285,515
Esab Corp 5.625% 4/1/2031 (l)	195,000	192,642
Esab Corp 6.25% 4/15/2029 (l)	130,000	131,376
		1,181,645
Passenger Airlines - 0.4%
Allegiant Travel Co 7.125% 7/1/2031 (l)	150,000	151,992
American Airlines Inc 7.25% 2/15/2028 (l)	110,000	110,919
United Airlines Holdings Inc 5.375% 3/1/2031 (k)	490,000	483,580
		746,491
Professional Services - 0.5%
Amentum Holdings Inc 7.25% 8/1/2032 (l)	280,000	287,670
CACI International Inc 6.375% 6/15/2033 (l)	370,000	372,863
Science Applications International Corp 5.875% 11/1/2033 (k)(l)	270,000	264,276
		924,809
Trading Companies & Distributors - 1.5%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (k)(l)	300,000	295,983
FTAI Aviation Investors LLC 7% 6/15/2032 (l)	165,000	168,469
FTAI Aviation Investors LLC 7.875% 12/1/2030 (l)	215,000	224,014
Herc Holdings Inc 5.75% 3/15/2031 (k)(l)	130,000	128,710
Herc Holdings Inc 6% 3/15/2034 (k)(l)	120,000	117,652
Herc Holdings Inc 7% 6/15/2030 (k)(l)	285,000	293,912
Herc Holdings Inc 7.25% 6/15/2033 (k)(l)	270,000	278,602
QXO Building Products Inc 6.5% 7/15/2031 (l)	95,000	95,385
QXO Building Products Inc 6.75% 4/30/2032 (k)(l)	185,000	188,933
QXO Building Products Inc 6.875% 7/15/2034 (l)	95,000	95,142
United Rentals North America Inc 3.75% 1/15/2032	350,000	319,582
United Rentals North America Inc 5.375% 11/15/2033 (l)	170,000	165,530
United Rentals North America Inc 6.125% 3/15/2034 (k)(l)	515,000	521,006
		2,892,920
Transportation Infrastructure - 0.2%
Carrix Inc 6.125% 8/1/2033 (l)	345,000	343,407
TOTAL INDUSTRIALS		19,459,245
Information Technology - 5.5%
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp 5% 12/15/2029 (l)	785,000	768,113
Sensata Technologies Inc 3.75% 2/15/2031 (l)	465,000	432,715
TTM Technologies Inc 4% 3/1/2029 (l)	395,000	379,524
		1,580,352
IT Services - 1.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)(l)	720,000	709,790
CoreWeave Inc 9% 2/1/2031 (l)	315,000	284,349
CoreWeave Inc 9.25% 6/1/2030 (l)	495,000	462,605
CoreWeave Inc 9.625% 7/15/2032 (l)	115,000	102,929
CoreWeave Inc 9.75% 10/1/2031 (l)	330,000	299,430
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)(l)	705,000	659,628
		2,518,731
Semiconductors & Semiconductor Equipment - 0.8%
Entegris Inc 3.625% 5/1/2029 (k)(l)	405,000	385,143
Entegris Inc 4.375% 4/15/2028 (k)(l)	290,000	284,670
Entegris Inc 5.95% 6/15/2030 (l)	365,000	365,121
ON Semiconductor Corp 3.875% 9/1/2028 (l)	295,000	284,584
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (d)	194,740	166,990
		1,486,508
Software - 2.5%
Cloud Software Group LLC 6.5% 3/31/2029 (l)	500,000	488,582
Cloud Software Group LLC 9% 9/30/2029 (l)	660,000	646,636
Crowdstrike Holdings Inc 3% 2/15/2029	320,000	304,012
Elastic NV 4.125% 7/15/2029 (l)	700,000	666,984
Ellucian Holdings Inc 6.5% 12/1/2029 (l)	260,000	250,017
Fair Isaac Corp 4% 6/15/2028 (l)	450,000	434,873
Fair Isaac Corp 6% 5/15/2033 (k)(l)	510,000	493,607
Gen Digital Inc 6.25% 4/1/2033 (k)(l)	215,000	211,645
Oracle Corp 3.6% 4/1/2040	290,000	200,626
Oracle Corp 3.8% 11/15/2037	590,000	444,655
Oracle Corp 5.35% 5/4/2033	195,000	183,247
UKG Inc 6.875% 2/1/2031 (l)	400,000	391,905
		4,716,789
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	165,000	168,001
TOTAL INFORMATION TECHNOLOGY		10,470,381
Materials - 5.3%
Chemicals - 1.8%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(l)	293,543	234,834
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (l)	380,000	378,999
Axalta Coating Systems LLC 3.375% 2/15/2029 (k)(l)	200,000	190,275
Celanese US Holdings LLC 6.5% 4/15/2030 (k)	260,000	263,196
Celanese US Holdings LLC 6.75% 4/15/2033 (k)	75,000	76,453
Celanese US Holdings LLC 7% 2/15/2031 (k)	335,000	343,474
Celanese US Holdings LLC 7.375% 2/15/2034 (k)	185,000	190,299
Chemours Co/The 4.625% 11/15/2029 (k)(l)	130,000	122,679
Chemours Co/The 5.75% 11/15/2028 (l)	357,000	355,228
Chemours Co/The 7.875% 3/15/2034 (l)	95,000	92,444
LSB Industries Inc 6.25% 10/15/2028 (l)	210,000	209,546
Methanex US Operations Inc 6.25% 3/15/2032 (k)(l)	300,000	302,964
Olin Corp 6.625% 4/1/2033 (l)	235,000	229,969
Scih Salt Hldgs Inc 4.875% 5/1/2028 (l)	200,000	199,990
Scih Salt Hldgs Inc 6.625% 5/1/2029 (l)	95,000	95,000
WR Grace Holdings LLC 5.625% 8/15/2029 (l)	100,000	91,811
		3,377,161
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (l)	410,000	415,004
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (l)	185,000	193,712
VM Consolidated Inc 5.5% 4/15/2029 (l)	410,000	383,200
		991,916
Containers & Packaging - 2.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (l)	410,000	394,141
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (l)	320,000	303,794
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (l)	200,000	201,348
Ball Corp 3.125% 9/15/2031	640,000	574,615
Ball Corp 5.5% 9/15/2033 (k)	285,000	283,156
Ball Corp 6% 6/15/2029 (k)	360,000	364,870
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (k)(l)	320,000	304,737
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (l)	455,000	451,088
Crown Americas LLC 5.875% 6/1/2033	670,000	668,636
Graphic Packaging International LLC 3.75% 2/1/2030 (k)(l)	185,000	172,447
Graphic Packaging International LLC 6.375% 7/15/2032 (k)(l)	285,000	284,541
		4,003,373
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (l)	80,000	82,310
Alumina Pty Ltd 6.375% 9/15/2032 (l)	580,000	583,778
Commercial Metals Co 4.375% 3/15/2032	515,000	481,677
Commercial Metals Co 5.75% 11/15/2033 (l)	190,000	186,613
Commercial Metals Co 6% 12/15/2035 (l)	60,000	58,962
Kaiser Aluminum Corp 5.875% 3/1/2034 (l)	75,000	73,195
Novelis Corp 3.875% 8/15/2031 (k)(l)	210,000	190,615
		1,657,150
TOTAL MATERIALS		10,029,600
Real Estate - 2.2%
Diversified REITs - 0.1%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	270,000	258,886
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (l)	440,000	428,861
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (k)(l)	150,000	152,425
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (l)	170,000	166,477
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (l)	260,000	264,401
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (l)	205,000	208,579
		1,220,743
Real Estate Management & Development - 0.6%
Howard Hughes Corp/The 4.375% 2/1/2031 (k)(l)	540,000	504,641
Kennedy-Wilson Inc 7% 6/1/2031 (l)	450,000	458,237
Taylor Morrison Communities Inc 5.75% 11/15/2032 (l)	95,000	97,241
		1,060,119
Specialized REITs - 0.9%
Iron Mountain Inc 4.875% 9/15/2029 (l)	485,000	473,181
Millrose Properties Inc 6.375% 8/1/2030 (l)	475,000	478,512
SBA Communications Corp 3.125% 2/1/2029	40,000	38,192
SBA Communications Corp 3.875% 2/15/2027	750,000	745,049
		1,734,934
TOTAL REAL ESTATE		4,274,682
Utilities - 6.1%
Electric Utilities - 4.8%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	200,000	196,428
American Electric Power Co Inc 6.05% 3/15/2056 (d)	200,000	196,546
Clearway Energy Operating LLC 3.75% 2/15/2031 (l)	505,000	463,235
Clearway Energy Operating LLC 4.75% 3/15/2028 (l)	195,000	192,448
Clearway Energy Operating LLC 5.75% 1/15/2034 (l)	275,000	265,169
Edison International 7.875% 6/15/2054 (d)	251,000	259,022
Edison International 8.125% 6/15/2053 (d)	75,000	76,732
Eversource Energy 6.1% 8/15/2056 (d)	200,000	198,879
Eversource Energy 6.35% 8/15/2056 (d)	140,000	139,326
Hawaiian Electric Co Inc 6% 10/1/2033 (l)	140,000	137,340
NRG Energy Inc 5.25% 6/15/2029 (l)	725,000	718,123
NRG Energy Inc 5.75% 1/15/2034 (l)	480,000	467,474
NRG Energy Inc 5.875% 5/15/2034 (l)	110,000	107,987
NRG Energy Inc 6% 1/15/2036 (l)	675,000	660,403
NRG Energy Inc 6% 2/1/2033 (l)	200,000	199,399
NRG Energy Inc 6.125% 5/15/2036 (l)	115,000	113,517
NRG Energy Inc 6.25% 11/1/2034 (l)	795,000	792,906
PG&E Corp 5% 7/1/2028	195,000	193,159
PG&E Corp 6.85% 9/15/2056 (d)	304,000	300,828
PG&E Corp 7.375% 3/15/2055 (d)	743,000	754,457
Sierra Pacific Power Co 6.2% 12/15/2055 (d)	480,000	470,887
Sierra Pacific Power Co 6.375% 9/15/2056 (d)	390,000	387,823
Vistra Operations Co LLC 5% 4/30/2031 (l)	68,000	66,955
Vistra Operations Co LLC 5.25% 4/30/2033 (l)	72,000	70,397
Vistra Operations Co LLC 7.75% 10/15/2031 (l)	625,000	651,573
Xcel Energy Inc 5.75% 12/3/2056 (d)	490,000	480,546
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)(l)	185,000	190,788
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)(l)	220,000	230,391
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)(l)	160,000	170,052
		9,152,790
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC 6.25% 1/15/2034 (l)	250,000	244,299
Alpha Generation LLC 6.75% 10/15/2032 (l)	370,000	373,226
Sunnova Energy Corp 5.875% (f)(g)(l)	280,000	699
Talen Energy Supply LLC 6.25% 2/1/2034 (l)	425,000	416,845
Talen Energy Supply LLC 6.5% 2/1/2036 (l)	445,000	439,449
		1,474,518
Multi-Utilities - 0.5%
Dominion Energy Inc 6.15% 12/15/2056 (d)	485,000	479,812
Sempra 6.375% 4/1/2056 (d)	475,000	476,474
		956,286
TOTAL UTILITIES		11,583,594
TOTAL UNITED STATES		146,044,551
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.375% 2/15/2036 (l)	200,000	192,760
First Quantum Minerals Ltd 7.25% 2/15/2034 (l)	200,000	203,313
First Quantum Minerals Ltd 8% 3/1/2033 (l)	440,000	456,249

TOTAL ZAMBIA		852,322
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $162,029,092)		160,832,485

Preferred Securities - 5.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 6.875% (d)(j)(l)	290,000	289,801
BNP Paribas SA 7.2% (d)(j)(l)	295,000	299,007
BNP Paribas SA 7.45% (d)(j)(l)	285,000	290,883

TOTAL FRANCE		879,691
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.625% (d)(j)	475,000	495,595
HSBC Holdings PLC 6.75% (d)(j)	200,000	205,822
HSBC Holdings PLC 7% (d)(j)	200,000	207,705
HSBC Holdings PLC 7.05% (d)(j)	340,000	350,519

TOTAL UNITED KINGDOM		1,259,641
UNITED STATES - 4.8%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Energy Transfer LP Series G, 7.125% (d)(j)(k)	655,000	682,154
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (c)(d)(j)	495,000	503,362
Sunoco LP 7.875% (d)(j)(l)	610,000	643,002
TOTAL ENERGY		1,828,518
Financials - 3.8%
Banks - 2.7%
Bank of America Corp 6.25% (d)(j)	665,000	666,321
BW Real Estate Inc 9.5% (d)(j)(l)	185,000	187,510
Citigroup Inc 6.5% (d)(j)	430,000	435,161
Citigroup Inc 6.625% (d)(j)	385,000	392,154
Citigroup Inc 6.75% (d)(j)	395,000	401,095
Citigroup Inc 6.875% (d)(j)	380,000	389,208
Citigroup Inc 7.125% (d)(j)(k)	355,000	366,407
JPMorgan Chase & Co 6.1% (d)(j)	650,000	650,650
JPMorgan Chase & Co 6.5% (d)(j)	390,000	398,119
Truist Financial Corp 6.25% (d)(j)	330,000	331,220
Wells Fargo & Co 6.125% (d)(j)	585,000	589,177
Wells Fargo & Co 7.625% (d)(j)(k)	320,000	337,907
		5,144,929
Capital Markets - 0.9%
Bank of New York Mellon Corp/The 5.625% (d)(j)(k)	390,000	387,746
Charles Schwab Corp/The 4% (d)(j)	215,000	199,970
Goldman Sachs Group Inc/The 6.5% (d)(j)	480,000	476,393
Goldman Sachs Group Inc/The 6.85% (d)(j)	465,000	485,752
		1,549,861
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (d)(j)(k)	100,000	97,618
Ally Financial Inc 7.1% (d)(j)	350,000	358,220
		455,838
TOTAL FINANCIALS		7,150,628
TOTAL UNITED STATES		8,979,146
TOTAL PREFERRED SECURITIES (Cost $10,877,088)		11,118,478

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.69	2,553,914	2,554,425
Fidelity Securities Lending Cash Central Fund (m)(n)	3.72	14,343,515	14,344,949
TOTAL MONEY MARKET FUNDS (Cost $16,899,374)			16,899,374

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $204,308,808)	202,566,062
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(12,515,754)
NET ASSETS - 100.0%	190,050,308

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $110,458 and $110,182, respectively.

(i)	Non-income producing.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security is on loan at period end.
(l)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,488,061 or 69.2% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,092,328.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	6,593,151	11,469,201	15,507,650	31,017	(277)	-	2,554,425	2,553,914
Fidelity Securities Lending Cash Central Fund	15,984,562	15,395,452	17,035,065	10,205	-	-	14,344,949	14,343,515
	22,577,713	26,864,653	32,542,715	41,222	(277)	-	16,899,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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